Property, Plant and Equipment, Net (Details) - USD ($)		6 Months Ended
	Mar. 26, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses		$ 13,979	$ 31,716
Sale and purchase total consideration	$ 5,512,000	826,731
Prepayments expense		1,014,208
Stamp duty		$ 187,477